Long Lived Assets (Details 2) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Future amortization through December 31
2012	$ 24,233	$ 48,467
2013	48,467	48,467
2014	48,467	48,467
2015	48,467	48,467
2016	48,467	48,467
2017 and thereafter	333,154	333,154
Intangible Assets, Net	$ 551,255	$ 575,489	$ 623,956